2010 Stock Option Plan (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of the status of stock options issued by the Company
Number of Shares, Outstanding at the beginning of year	15,000,000
Number of Shares, Granted	2,100,000	15,000,000
Number of Shares, Exercised/Expired/Cancelled
Number of Shares, Outstanding at the end of period	17,100,000	15,000,000
Number of Shares, Exercisable at the end of year	7,800,000	1,500,000
Average Price, Outstanding at the beginning of period	$ 0.025
Average Price, Outstanding at the beginning of period		N/A
Average Price, Granted	$ 0.1	$ 0.025
Average Price, Exercised/Expired/Cancelled	N/A	N/A
Average Price, Outstanding at the end of period	$ 0.034	$ 0.025
Average Price, Shares available for future grant	$ 0.028	$ 0.025